Stockholders Equity (Details 3) - Warrant - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Outstanding, Beginning Balance	270,010	0
Granted		270,010
Outstanding, Ending Balance	1,925,768	270,010
Canceled	(778,566)
Weighted Average Grant Price, Beginning Balance	$ 0.50	$ 0
Weighted Average Grant Price, Granted		3.00
Exercisable ending Exercise	1,925,768
Weighted Average Grant Price, Ending Balance	$ 4.22	$ 0.50
Weighted Average Remaining Contractual life In Years, Granted	5 years 10 days	5 years
Weighted Average exercise Price, Granted	$ 3.15
Weighted Average Remaining Contractual life In Years		4 years 7 months 9 days
Weighted Average exercise Price, Exercsied	0
Weighted Average exercise Price, Canceled	0.43
Ending Exercisable weighted Average Exercise Price	$ 4.22
Weighted Average Remaining Contractual life In Years, Beginning	4 years 7 months 9 days
Weighted Average Remaining Contractual life In Years, Canceled	4 years 7 months 24 days
Weighted Average Remaining Contractual life In Years, ending	4 years 6 months 25 days
Exercisable Ending Weighted Average	4 years 6 months 25 days